Effective Tax Rate	6 Months Ended
Jun. 30, 2020
Effective Tax Rate [Abstract]
Disclosure of effective tax rate [text block]

Effective tax rate

2020 to 2019 three months comparison

Income tax expense in the current quarter was € 129 million (second quarter of 2019: € 2.2 billion). The effective tax rate of 61 % in the second quarter 2020 was mainly impacted by the geographic mix of profit before tax and corresponding transformation-related deferred tax asset valuation adjustments. The prior year’s quarter income tax expense was mainly impacted by transformation-related deferred tax asset valuation adjustments and non-deductible goodwill impairments.

2020 to 2019 six months comparison

Income tax expense in the first six months of 2020 was € 207 million (first six months of 2019: € 2.3 billion). The effective tax rate of 72 % in the first half of 2020 was mainly impacted by the geographic mix of profit before tax and corresponding transformation-related deferred tax asset valuation adjustments. The income tax expense in the first six months of 2019 was mainly impacted by transformation-related deferred tax asset valuation adjustments and non-deductible goodwill impairments.